Financial instruments - Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments (Details) - Currency risk [member] - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	25.00%
Possible 25% | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (6,463,834)
Possible 25% | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(2,591,116)
Possible 25% | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(115,804)
Possible 25% | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(171,652)
Possible 25% | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(3,485)
Possible 25% | U.S. Dollar to Euro | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (3)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	50.00%
Remote 50% | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (14,873,219)
Remote 50% | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(5,096,080)
Remote 50% | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(232,931)
Remote 50% | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(343,304)
Remote 50% | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(6,875)
Remote 50% | U.S. Dollar to Euro | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(6)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	290,364
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(873,359)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	7,419
Probable (base value) | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	94,560
Probable (base value) | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(13,465)
Probable (base value) | U.S. Dollar to Euro | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (14)
Selling transactions in the futures markets
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon	24 years	24 years